FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135
                                   ---------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


        TEMPLETON INSTITUTIONAL FUNDS, INC.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

TIFI Emerging Fixed Income Markets Series ..................................  3

TIFI Emerging Markets Series ...............................................  6

TIFI Foreign Equity Series ................................................. 11

TIFI Foreign Smaller Companies Series ...................................... 17

TIFI Non-U.S. Core Equity Series ........................................... 21

Notes to Statements of Investments ......................................... 25

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

                      This page intentionally left blank.

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      EMERGING FIXED INCOME MARKETS SERIES                                                    PRINCIPAL AMOUNT(b)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 97.3%
      ARGENTINA 2.4%
      Republic of Argentina, FRN, 1.9800%, 8/03/12 .............................               $       120,000       $       88,950
                                                                                                                     --------------
      BRAZIL 18.3%
      Republic of Brazil - DCB, L, FRN, 2.1250%, 4/15/12 .......................                       230,589              214,088
      Republic of Brazil,
        RG, FRN, 2.125%, 4/15/12 ...............................................                        51,765               48,281
        8.00%, 4/15/14 .........................................................                       410,470              406,494
                                                                                                                     --------------
                                                                                                                            668,863
                                                                                                                     --------------
      BULGARIA 2.0%
      Republic of Bulgaria, 144A, 8.25%, 1/15/15 ...............................                        60,000               74,400
                                                                                                                     --------------
      CHILE .2%
      Republic of Chile, 7.125%, 1/11/12 .......................................                         5,000                5,743
                                                                                                                     --------------
      COLOMBIA 3.6%
      Republic of Colombia,
        10.50%, 7/09/10 ........................................................                        34,000               39,185
        10.00%, 1/23/12 ........................................................                        21,000               23,317
        10.75%, 1/15/13 ........................................................                        60,000               68,952
                                                                                                                     --------------
                                                                                                                            131,454
                                                                                                                     --------------
      EURO COMMUNITY 1.6%
      Bosnia & Herzegovina, Strip, 12/11/17 ....................................                       127,823 EUR           60,410
                                                                                                                     --------------
      HUNGARY 2.8%
      Government of Hungary, 8.50%, 10/12/05 ...................................                    20,700,000 HUF          102,089
                                                                                                                     --------------
      INDONESIA 8.9%
      Indonesia Recapital Bond,
        14.00%, 6/15/09 ........................................................                   892,000,000 IDR          111,291
        13.15%, 3/15/10 ........................................................                 1,035,000,000 IDR          125,705
        14.275%, 12/15/13 ......................................................                   679,000,000 IDR           87,688
                                                                                                                     --------------
                                                                                                                            324,684
                                                                                                                     --------------
      MALAYSIA 4.1%
      Government of Malaysia, 7.50%, 7/15/11 ...................................                        71,000               83,322
      Petronas Capital Ltd., 7.00%, 5/22/12 , 144A .............................                        60,000               68,115
                                                                                                                     --------------
                                                                                                                            151,437
                                                                                                                     --------------
      MEXICO 5.8%
      United Mexican States,
        144A, 7.50%, 3/08/10 ...................................................                        40,000 EUR           57,143
        Reg S, 7.50%, 3/08/10 ..................................................                        30,000 EUR           42,857
        8.375%, 1/14/11 ........................................................                        13,000               15,291
        5.375%, 6/10/13 ........................................................                        20,000 EUR           25,253
      Pemex Project Funding Master Trust, 144A, FRN, 3.1800%, 6/15/10 ..........                        70,000               70,910
                                                                                                                     --------------
                                                                                                                            211,454
                                                                                                                     --------------
      PANAMA 1.0%
      Republic of Panama,
        8.875%, 9/30/27 ........................................................                        12,000               12,585
        9.375%, 4/01/29 ........................................................                        23,000               25,810
                                                                                                                     --------------
                                                                                                                             38,395
                                                                                                                     --------------


                                        Quarterly Statements of Investments  | 3

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      EMERGING  FIXED INCOME MARKETS SERIES                                                    PRINCIPAL AMOUNT(b)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONT.)
      PERU 1.8%
      Republic of Peru, FRN, 5.00%, 3/07/17 ....................................               $        70,400       $       64,768
                                                                                                                     --------------
      PHILIPPINES 4.2%
      Republic of Philippines,
        FRN, 2.4375%, 6/01/08 ..................................................                        27,111               25,485
        144A, 9.125%, 2/22/10 ..................................................                        10,000 EUR           13,150
        Reg S, 9.125%, 2/22/10 .................................................                        30,000 EUR           39,303
        9.00%, 2/15/13 .........................................................                        72,000               74,556
                                                                                                                     --------------
                                                                                                                            152,494
                                                                                                                     --------------
      POLAND 4.0%
      Republic of Poland,
        8.50%, 11/12/06 ........................................................                       170,000 PLN           49,760
        8.50%, 5/12/07 .........................................................                        90,000 PLN           26,462
        6.00%, 5/24/09 .........................................................                       260,000 PLN           71,071
                                                                                                                     --------------
                                                                                                                            147,293
                                                                                                                     --------------
      RUSSIA 10.6%
      Russian Federation, Reg S, 12.75%, 6/24/28 ...............................                        40,000               61,088
      Federation of Russia, Reg S, 5.00% to 3/31/07, 7.50% thereafter, 3/31/30 .                       340,000              327,896
                                                                                                                     --------------
                                                                                                                            388,984
                                                                                                                     --------------
      SOUTH AFRICA 2.6%
      Republic of South Africa,
        7.375%, 4/25/12 ........................................................                        62,000               70,237
        5.25%, 5/16/13 .........................................................                        10,000 EUR           12,568
        8.50%, 6/23/17 .........................................................                        10,000               12,251
                                                                                                                     --------------
                                                                                                                             95,056
                                                                                                                     --------------
      SOUTH KOREA 4.0%
      Korea Treasury Bond,......................................................
        4.75%, 3/03/07 .........................................................                   115,000,000 KRW          103,014
        4.75%, 3/12/08 .........................................................                    50,000,000 KRW           45,119
                                                                                                                     --------------
                                                                                                                            148,133
                                                                                                                     --------------
      THAILAND 3.4%
      Government of Thailand,
        6.00%, 3/05/05 .........................................................                       900,000 THB           22,158
        8.50%, 10/14/05 ........................................................                     1,675,000 THB           43,218
        8.00%, 12/08/06 ........................................................                     1,000,000 THB           27,076
      Kingdom of Thailand, 5.60%, 7/07/07 ......................................                       600,000 THB           15,653
      Government of Thailand,
        4.125%, 2/12/08 ........................................................                       500,000 THB           12,494
        8.50%, 12/08/08 ........................................................                       100,000 THB            2,894
                                                                                                                     --------------
                                                                                                                            123,493
                                                                                                                     --------------


4 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      EMERGING FIXED INCOME MARKETS SERIES                                                    PRINCIPAL AMOUNT(b)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONT.)
      UKRAINE 4.3%
      Republic of Ukraine,
        Senior note, Reg S, 10.00%, 3/15/07 ....................................                        42,001 EUR   $       56,620
        FRN, 5.3612%, 8/05/09 ..................................................                       100,000              101,715
                                                                                                                     --------------
                                                                                                                            158,335
                                                                                                                     --------------
      VENEZUELA 8.6%
      Republic of Venezuela,
        FRN, 2.6325%, 4/20/11 ..................................................                       240,000              205,800
        9.25%, 9/15/27 .........................................................                       112,000              110,530
                                                                                                                     --------------
                                                                                                                            316,330
                                                                                                                     --------------
      VIETNAM 3.1%
      Republic of Vietnam, 4.00%, 3/12/16 ......................................                       120,000              112,412
                                                                                                                     --------------
      TOTAL LONG TERM INVESTMENTS (COST $3,308,625).............................                                          3,565,177
                                                                                                                     --------------
      SHORT TERM INVESTMENTS (COST $9,768) .2%
      MONEY FUND
   (a)Franklin Institutional Fiduciary Trust Money Market Portfolio ............                         9,768                9,768
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $3,318,393) 97.5%.................................                                          3,574,945
      OTHER ASSETS, LESS LIABILITIES 2.5%.......................................                                             90,286
                                                                                                                     --------------
      NET ASSETS 100.0%.........................................................                                     $    3,665,231
                                                                                                                     ==============

CURRENCY ABBREVIATIONS: | EUR - Euro | HUF - Hungarian Forint | IDR - Indonesian Rupiah | KRW - Korean Won | PLN - Polish Zolty
                          THB - Thai Baht

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's Investment Manager.

(b) The principal amount is stated in U.S. dollars unless otherwise indicated.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS SERIES                                          INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 94.4%
      ARGENTINA .3%
      Tenaris SA, ADR .................................        Energy Equipment & Services                 124,701   $    5,685,119
                                                                                                                     --------------
      AUSTRIA 3.2%
      Bank Austria Creditanstalt ......................              Commercial Banks                      501,500       35,614,265
      OMV AG ..........................................                 Oil & Gas                          102,102       23,555,651
                                                                                                                     --------------
                                                                                                                         59,169,916
                                                                                                                     --------------
      BELGIUM 2.2%
      Interbrew .......................................                 Beverages                        1,179,400       39,369,562
                                                                                                                     --------------
      BRAZIL 1.3%
      Centrais Eletricas Brasileira SA (Taxable) ......             Electric Utilities                 523,418,000        8,371,024
      Embraer-Empresa Brasileira de Aeronautica SA ....            Aerospace & Defense                      78,058          377,792
      Embraer-Empresa Brasileira de Aeronautica
        SA, ADR .......................................            Aerospace & Defense                           1                9
      Souza Cruz SA (Non-Taxable) .....................                  Tobacco                         1,411,873       15,307,026
      Unibanco Uniao de Bancos Brasileiros SA, GDR ....              Commercial Banks                        7,500          181,725
                                                                                                                     --------------
                                                                                                                         24,237,576
                                                                                                                     --------------
      CHINA 9.4%
      Aluminum Corp. of China Ltd., H .................              Metals & Mining                    12,180,000        7,888,601
      Anhui Conch Cement Co. Ltd. .....................           Construction Materials                 2,716,000        3,883,881
      Beijing Enterprises Holdings Ltd. ...............          Industrial Conglomerates                3,243,882        3,931,499
      China Mobile (Hong Kong) Ltd. ...................    Wireless Telecommunication Services          14,965,000       45,486,906
      China Petroleum & Chemical Corp., H .............                 Oil & Gas                       25,700,000       10,464,975
      China Resources Enterprise Ltd. .................                Distributors                     14,440,000       18,797,261
      China Travel International Investment
        Hong Kong Ltd. ................................        Hotels Restaurants & Leisure             49,928,000       13,446,981
      China Unicom Ltd. ...............................    Wireless Telecommunication Services           3,824,000        2,991,638
      CITIC Pacific Ltd. ..............................          Industrial Conglomerates                2,523,000        6,487,733
      Denway Motors Ltd. ..............................                Automobiles                       7,465,000        2,489,227
      Huadian Power International Corp. Ltd., H .......             Electric Utilities                  38,614,000       12,628,341
      Lenovo Group Ltd. ...............................          Computers & Peripherals                45,554,045       15,336,193
      PetroChina Co. Ltd., H ..........................                 Oil & Gas                       23,304,000       12,478,095
      Shanghai Industrial Holdings Ltd. ...............          Industrial Conglomerates                5,799,000       10,560,945
      Tingyi (Cayman Islands) Holding Corp. ...........               Food Products                         30,000            6,348
      Travelsky Technology Ltd., H ....................                IT Services                       6,334,000        5,198,994
                                                                                                                     --------------
                                                                                                                        172,077,618
                                                                                                                     --------------
      CROATIA .8%
      Pliva D D, GDR, Reg S ...........................              Pharmaceuticals                     1,030,400       15,445,696
                                                                                                                     --------------
      CZECH REPUBLIC .6%
      Cesky Telecom AS ................................   Diversified Telecommunication Services           841,860       11,234,772
                                                                                                                     --------------
      GREECE 1.8%
      Hellenic Telecommunications Organization
        SA (OTE) ......................................   Diversified Telecommunication Services         1,172,520       15,778,455
      Titan Cement Co. ................................           Construction Materials                   664,140       17,263,262
                                                                                                                     --------------
                                                                                                                         33,041,717
                                                                                                                     --------------
      HONG KONG 3.3%
      Cheung Kong Holdings Ltd. .......................                Real Estate                       3,165,000       27,094,822
      Cheung Kong Infrastructure Holdings Ltd. ........           Construction Materials                 2,382,000        6,155,710


6 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS SERIES                                          INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      HONG KONG (CONT.)
      Guoco Group Ltd. ................................       Diversified Financial Services             1,194,000   $   10,144,988
      Henderson Investment Ltd. .......................                Real Estate                       4,770,000        6,178,756
      MTR Corp. Ltd. ..................................                Road & Rail                       6,045,826        9,110,765
                                                                                                                     --------------
                                                                                                                         58,685,041
                                                                                                                     --------------
      HUNGARY 3.8%
      Egis RT .........................................              Pharmaceuticals                       176,018        8,750,043
      Gedeon Richter Ltd. .............................              Pharmaceuticals                       103,678       12,479,347
      Matav RT ........................................   Diversified Telecommunication Services         3,946,593       16,491,857
      MOL Magyar Olaj-Es Gazipari RT ..................                 Oil & Gas                          650,154       31,876,889
                                                                                                                     --------------
                                                                                                                         69,598,136
                                                                                                                     --------------
      INDIA 2.9%
      Gail (India) Ltd. ...............................               Gas Utilities                      1,924,410        7,993,413
      Hindustan Lever Ltd. ............................             Household Products                   6,636,800       18,125,320
      Hindustan Petroleum Corp. Ltd. ..................                 Oil & Gas                        2,691,000       18,526,804
      Tata Motors Ltd. ................................                Automobiles                         116,800        1,025,607
      Tata Tea Ltd. ...................................               Food Products                        797,625        7,337,247
                                                                                                                     --------------
                                                                                                                         53,008,391
                                                                                                                     --------------
      ISRAEL .3%
   (a)Check Point Software Technologies Ltd. ..........                  Software                          289,100        4,906,027
                                                                                                                     --------------
      MALAYSIA 1.7%
      Kuala Lumpur Kepong Bhd. ........................               Food Products                        940,486        1,658,225
      Resorts World Bhd. ..............................        Hotels Restaurants & Leisure              3,836,000       10,094,737
      SIME Darby Bhd. .................................          Industrial Conglomerates                3,872,000        5,858,947
      Tanjong PLC .....................................        Hotels Restaurants & Leisure                579,200        1,859,537
      YTL Corp. Bhd. ..................................             Electric Utilities                   2,791,000        3,231,684
      YTL Power International Bhd. ....................              Water Utilities                    16,243,600        7,566,098
                                                                                                                     --------------
                                                                                                                         30,269,228
                                                                                                                     --------------
      MEXICO 3.8%
      Fomento Economico Mexicano SA de CV Femsa,
        ADR ...........................................                 Beverages                          313,790       13,863,242
      Kimberly Clark de Mexico SA de CV, A ............             Household Products                  15,955,381       46,858,331
      Telefonos de Mexico SA de CV (Telmex), L, ADR ...   Diversified Telecommunication Services           266,584        8,602,666
                                                                                                                     --------------
                                                                                                                         69,324,239
                                                                                                                     --------------
      PHILIPPINES 1.3%
      San Miguel Corp., B .............................                 Beverages                       19,431,544       24,375,869
                                                                                                                     --------------
      POLAND 2.4%
      Polski Koncern Naftowy Orlen SA .................                 Oil & Gas                        2,328,571       22,730,373
      Telekomunikacja Polska SA .......................   Diversified Telecommunication Services         5,064,593       21,908,422
                                                                                                                     --------------
                                                                                                                         44,638,795
                                                                                                                     --------------
      RUSSIA 1.0%
   (b)Lukoil Holdings, ADR ............................                 Oil & Gas                          142,350       17,651,400
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 7

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS SERIES                                          INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      SINGAPORE 8.0%
      Comfortdelgro Corp. Ltd. ........................                Road & Rail                      15,612,000   $   12,142,203
      Dairy Farm International Holdings Ltd. ..........          Food & Staples Retailing                3,174,919        7,969,047
      Fraser & Neave Ltd. .............................                 Beverages                        4,771,318       39,375,023
      Keppel Corp. Ltd. ...............................          Industrial Conglomerates                7,921,053       37,151,613
      Singapore Press Holdings Ltd. ...................                   Media                          3,232,500        9,096,714
      Singapore Technologies Engineering Ltd. .........            Aerospace & Defense                  11,406,000       14,220,679
      Singapore Telecommunications Ltd. ...............   Diversified Telecommunication Services        19,195,428       26,667,439
                                                                                                                     --------------
                                                                                                                        146,622,718
                                                                                                                     --------------
      SOUTH AFRICA 11.1%
      Anglo American PLC ..............................              Metals & Mining                     2,692,948       64,206,158
      Liberty Group Ltd. ..............................                 Insurance                           68,350          613,754
      Nedcor Ltd. .....................................              Commercial Banks                      692,029        6,374,839
      Nedcor Ltd., 144A ...............................              Commercial Banks                      251,125        2,313,316
      Old Mutual PLC ..................................                 Insurance                        5,103,770       10,566,189
      Remgro Ltd. .....................................       Diversified Financial Services             3,137,613       39,881,412
      SABMiller PLC ...................................                 Beverages                        3,631,726       47,938,716
      Sappi Ltd. ......................................          Paper & Forest Products                   917,500       12,997,360
      Sasol Ltd. ......................................                 Oil & Gas                          969,000       18,077,519
                                                                                                                     --------------
                                                                                                                        202,969,263
                                                                                                                     --------------
      SOUTH KOREA 16.8%
      CJ Corp. ........................................               Food Products                        386,390       20,804,325
      Daewoo Shipbuilding & Marine Engineering Co. Ltd.                 Machinery                        2,043,510       29,725,395
      Hite Brewery Co. Ltd. ...........................                 Beverages                          277,400       20,380,408
      Hyundai Development Co. .........................         Construction & Engineering               1,717,910       18,723,205
      Kangwon Land Inc. ...............................        Hotels Restaurants & Leisure              2,556,657       27,531,521
      Korea Gas Corp. .................................               Gas Utilities                        361,170       10,538,699
      KT Corp. ........................................   Diversified Telecommunication Services            60,646        1,961,844
      LG Chem Ltd. ....................................                 Chemicals                          457,440       17,360,077
      LG Electronics Inc. .............................             Household Durables                     175,230       10,074,013
      LG Household & Health Care Ltd. .................             Household Products                     373,070        9,978,772
      LG International Corp. ..........................      Trading Companies & Distributors              629,590        4,849,729
      LG Petrochemical Co. Ltd. .......................                 Chemicals                          285,220        6,340,975
      POSCO ...........................................              Metals & Mining                        70,360       10,479,149
      Samsung Electronics Co. Ltd. ....................   Semiconductors & Semiconductor Equipment         179,680       71,466,296
      Samsung Fine Chemicals Co. Ltd. .................                 Chemicals                          848,500       11,421,407
      Samsung Heavy Industries Co. Ltd. ...............                 Machinery                        4,320,670       21,012,377
      SK Corp. ........................................                 Oil & Gas                          107,580        4,960,919
      SK Telecom Co. Ltd. .............................    Wireless Telecommunication Services              65,480        9,979,800
                                                                                                                     --------------
                                                                                                                        307,588,911
                                                                                                                     --------------
      SPAIN 1.0%
      Telefonica SA ...................................   Diversified Telecommunication Services         1,202,100       18,015,428
                                                                                                                     --------------
      SWEDEN .1%
   (a)Oriflame Cosmetics, IDR .........................             Personal Products                      102,400        2,314,864
                                                                                                                     --------------
      TAIWAN 13.1%
      Acer Inc. .......................................          Computers & Peripherals                 9,412,480       12,745,778
      Cheng Shin Rubber Industry Co. Ltd. .............              Auto Components                     2,915,360        3,570,179


8 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS SERIES                                          INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      TAIWAN (CONT.)
      Chinatrust Financial Holding Co. Ltd. ...........              Commercial Banks                    2,306,752   $    2,485,344
      Chunghwa Telecom Co. Ltd. .......................   Diversified Telecommunication Services        10,185,000       16,940,021
      D-Link Corp. ....................................          Communications Equipment               15,633,488       17,166,002
      Delta Electronics Inc. ..........................     Electronic Equipment & Instruments          20,076,661       28,073,047
      Elan Microelectronics Corp. .....................   Semiconductors & Semiconductor Equipment      10,841,178        7,595,527
      Kinpo Electronics Inc. ..........................             Office Electronics                   7,740,360        3,258,379
      Lite-on Technology Corp. ........................          Computers & Peripherals                17,060,000       15,919,988
      Media Tek Inc. ..................................   Semiconductors & Semiconductor Equipment         516,000        3,463,291
      Mega Financial Holdings Co. Ltd. ................              Commercial Banks                   22,821,032       14,376,511
      Micro-Star International Co. Ltd. ...............          Computers & Peripherals                12,194,600        9,082,231
      Premier Image Technology Corp. ..................        Leisure Equipment & Products              2,821,000        2,175,749
      President Chain Store Corp. .....................          Food & Staples Retailing                5,847,010        8,588,926
      Princeton Technology Corp. ......................   Semiconductors & Semiconductor Equipment       1,512,000        1,250,727
      Siliconware Precision Industries Co. Ltd. .......   Semiconductors & Semiconductor Equipment       7,350,000        5,041,360
      Sunplus Technology Co. Ltd. .....................   Semiconductors & Semiconductor Equipment       7,314,010       10,399,372
      Synnex Technology International Corp. ...........     Electronic Equipment & Instruments             908,300        1,296,807
      Taiwan Cellular Corp. ...........................    Wireless Telecommunication Services          38,611,878       37,054,673
      Taiwan Semiconductor Manufacturing Co. ..........   Semiconductors & Semiconductor Equipment      11,065,000       14,104,048
      Tsann Kuen Enterprise Co. Ltd. ..................             Household Durables                   2,766,890        3,323,200
      UNI-President Enterprises Corp. .................               Food Products                     30,200,180       14,580,010
   (a)Yuanta Core Pacific Securities Co. ..............              Capital Markets                    11,030,000        7,792,758
                                                                                                                     --------------
                                                                                                                        240,283,928
                                                                                                                     --------------
      THAILAND .6%
      Bangkok Bank Public Co. Ltd., fgn. ..............              Commercial Banks                      181,000          430,900
      BEC World Public Co. Ltd., fgn. .................                   Media                          3,829,300        1,665,919
      Delta Electronics (Thailand) Public Co. Ltd. ....     Electronic Equipment & Instruments           2,879,200        1,322,170
   (a)Kasikornbank Public Co. Ltd., fgn. ..............              Commercial Banks                      570,000          640,604
      Land and House Public Co. Ltd., fgn. ............             Household Durables                   3,802,900          873,174
   (a)Thai Military Bank Public Co. Ltd. ..............              Commercial Banks                    4,946,700          444,755
   (a)Thai Military Bank Public Co. Ltd., fgn. ........              Commercial Banks                   56,018,500        5,009,509
   (a)True Corp. PLC, rts. ............................   Diversified Telecommunication Services         2,088,420
                                                                                                                     --------------
                                                                                                                         10,387,031
                                                                                                                     --------------
      TURKEY 2.2%
   (a)Arcelik AS, Br. .................................             Household Durables               4,144,860,210       24,251,826
      Migros Turk T.A.S. ..............................          Food & Staples Retailing            1,846,402,500       10,250,968
      Tupras-Turkiye Petrol Rafineleri AS .............                 Oil & Gas                      662,000,000        5,413,962
                                                                                                                     --------------
                                                                                                                         39,916,756
                                                                                                                     --------------
      UNITED KINGDOM 1.4%
      HSBC Holdings PLC ...............................              Commercial Banks                    1,609,100       25,589,750
                                                                                                                     --------------
      TOTAL COMMON STOCKS (COST $1,340,818,333)........                                                               1,726,407,751
                                                                                                                     --------------
      PREFERRED STOCKS (COST $69,212,093) 4.2%
      BRAZIL
      Banco Bradesco SA, ADR, pfd. ....................              Commercial Banks                      602,909       31,773,278
      Cia De Bebidas Das Americas (Ambev), ADR, pfd....                 Beverages                        1,658,000       37,139,200
      Cia Vale do Rio Doce, A, ADR, pfd. ..............              Metals & Mining                       333,250        6,415,062
      Petroleo Brasileiro SA, ADR, pfd. ...............                 Oil & Gas                           27,000          861,840
                                                                                                                     --------------
                                                                                                                         76,189,380
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 9

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS SERIES                                                                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (COST $68,554,780) 3.7%
   (c)U.S. Treasury Bills, 12/23/04-12/30/04.......                                                $    68,825,000   $   68,560,381
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $1,478,585,206) 102.3%...                                                               1,871,157,512
      OTHER ASSETS, LESS LIABILITIES (2.3)%............                                                                 (42,628,918)
                                                                                                                     --------------
      NET ASSETS 100.0%................................                                                              $1,828,528,594
                                                                                                                     ==============

(a) Non-income producing.

(b) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(c) Security is traded on a discount basis with a zero coupon.


   | Quarterly Statements of Investments
10 | See Notes to Statements of Investments.

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                            INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 96.0%
      AUSTRALIA 3.6%
      Alumina Ltd. ....................................              Metals & Mining                     9,790,288   $   40,030,716
      AMP Ltd. ........................................                 Insurance                        5,184,670       23,500,156
      National Australia Bank Ltd. ....................             Commercial Banks                     2,903,680       56,997,036
      Qantas Airways Ltd. .............................                 Airlines                         9,186,030       23,057,304
      WMC Resources Ltd. ..............................              Metals & Mining                     8,928,468       34,817,959
                                                                                                                     --------------
                                                                                                                        178,403,171
                                                                                                                     --------------
      BERMUDA 1.6%
      ACE Ltd. ........................................                 Insurance                        1,108,930       44,423,736
      XL Capital Ltd., A ..............................                 Insurance                          450,020       33,296,980
                                                                                                                     --------------
                                                                                                                         77,720,716
                                                                                                                     --------------
      CANADA 4.4%
      Alcan Inc. ......................................              Metals & Mining                     2,055,803       98,605,527
      BCE Inc. ........................................   Diversified Telecommunication Services         2,474,980       53,469,338
   (a)Celestica Inc. ..................................    Electronic Equipment & Instruments                9,815          124,650
      Husky Energy Inc. ...............................                 Oil & Gas                        2,683,100       65,495,421
                                                                                                                     --------------
                                                                                                                        217,694,936
                                                                                                                     --------------
      CHINA .5%
      China Mobile (Hong Kong) Ltd. ...................    Wireless Telecommunication Services           8,492,000       25,811,881
                                                                                                                     --------------
      DENMARK .8%
      TDC AS ..........................................   Diversified Telecommunication Services           531,490       18,830,470
   (a)Vestas Wind Systems AS ..........................           Electrical Equipment                   1,111,445       16,113,417
   (a)Vestas Wind Systems AS, 144A ....................           Electrical Equipment                     340,168        4,931,660
                                                                                                                     --------------
                                                                                                                         39,875,547
                                                                                                                     --------------
      FINLAND 3.0%
   (a)M-real OYJ ......................................          Paper & Forest Products                 1,922,350       11,141,286
      M-real OYJ, B ...................................          Paper & Forest Products                 2,306,820       13,369,543
      Stora Enso OYJ, (EUR/FIM Traded) ................          Paper & Forest Products                 1,673,625       22,698,689
      Stora Enso OYJ, (SEK Traded) ....................          Paper & Forest Products                 2,814,636       38,196,090
      UPM-Kymmene Corp. ...............................          Paper & Forest Products                 3,278,200       62,644,789
                                                                                                                     --------------
                                                                                                                        148,050,397
                                                                                                                     --------------
      FRANCE 6.3%
      Accor SA ........................................       Hotels Restaurants & Leisure                 494,470       19,297,890
      AXA SA ..........................................                 Insurance                        2,791,868       56,563,062
      AXA SA, ADR .....................................                 Insurance                           16,470          334,011
      Michelin SA, B ..................................              Auto Components                     1,341,820       68,288,383
      Sanofi-Aventis ..................................              Pharmaceuticals                     1,106,500       80,367,639
      Sanofi-Aventis, ADR .............................              Pharmaceuticals                         6,813          249,424
      Suez SA .........................................    Multi-Utilities & Unregulated Power           2,075,810       44,560,016
      Suez SA, ADR ....................................    Multi-Utilities & Unregulated Power               7,250          156,600
      Total SA, B .....................................                 Oil & Gas                          201,687       41,137,576
                                                                                                                     --------------
                                                                                                                        310,954,601
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 11

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                            INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      GERMANY 8.8%
      BASF AG .........................................                 Chemicals                          879,580   $   51,743,218
      BASF AG, ADR ....................................                 Chemicals                            6,430          379,049
      Bayer AG, Br. ...................................                 Chemicals                        1,469,460       40,206,604
      Celesio AG ......................................      Health Care Providers & Services            1,178,552       80,324,171
      Deutsche Post AG ................................          Air Freight & Logistics                 3,524,380       68,423,073
      E.ON AG .........................................             Electric Utilities                   1,072,090       79,001,719
      Merck KGaA ......................................              Pharmaceuticals                     1,131,887       64,051,811
      Muenchener Rueckversicherungs-
        Gesellschaft ..................................                 Insurance                          144,848       13,925,440
      Muenchener Rueckversicherungs-
        Gesellschaft, 144A ............................                 Insurance                           37,999        3,653,159
      Volkswagen AG ...................................                Automobiles                         885,310       34,055,890
                                                                                                                     --------------
                                                                                                                        435,764,134
                                                                                                                     --------------
      HONG KONG 1.6%
      Cheung Kong Holdings Ltd. .......................                Real Estate                          54,000          462,281
      Cheung Kong Holdings Ltd., ADR ..................                Real Estate                          31,535          269,964
      Hutchison Whampoa Ltd. ..........................          Industrial Conglomerates                5,342,550       41,796,485
      Hutchison Whampoa Ltd., ADR .....................          Industrial Conglomerates                    4,795          187,564
      Swire Pacific Ltd., A ...........................                Real Estate                       5,440,500       37,852,963
      Swire Pacific Ltd., B ...........................                Real Estate                         154,500          186,259
                                                                                                                     --------------
                                                                                                                         80,755,516
                                                                                                                     --------------
      INDIA 2.2%
      Housing Development Finance Corp. Ltd. ..........         Thrifts & Mortgage Finance               3,668,470       48,699,967
      ICICI Bank Ltd. .................................              Commercial Banks                    4,935,848       30,736,896
      Satyam Computers Services Ltd. ..................                IT Services                       3,347,536       27,503,213
      Satyam Computers Services Ltd., ADR .............                IT Services                          47,700        1,102,824
                                                                                                                     --------------
                                                                                                                        108,042,900
                                                                                                                     --------------
      ISRAEL .6%
   (a)Check Point Software Technologies Ltd. ..........                  Software                        1,811,250       30,736,913
                                                                                                                     --------------
      ITALY 2.4%
      Eni SpA .........................................                 Oil & Gas                        4,065,870       91,223,549
      Riunione Adriatica di Sicurta SpA ...............                 Insurance                        1,359,294       26,152,949
                                                                                                                     --------------
                                                                                                                        117,376,498
                                                                                                                     --------------
      JAPAN 8.9%
      East Japan Railway Co. ..........................                Road & Rail                           6,228       32,247,445
      Hitachi Ltd. ....................................     Electronic Equipment & Instruments           4,622,000       27,962,502
      Hitachi Ltd., ADR ...............................     Electronic Equipment & Instruments               2,275          137,296
      Komatsu Ltd. ....................................                 Machinery                        8,796,000       56,570,541
      Komatsu Ltd., ADR ...............................                 Machinery                           15,015          386,269
      NEC Corp. .......................................          Computers & Peripherals                 3,873,000       23,184,875
      NEC Corp., ADR ..................................          Computers & Peripherals                    14,625           87,604
      Nintendo Co. Ltd. ...............................                  Software                          318,900       39,049,571
      Nippon Telegraph & Telephone Corp. ..............   Diversified Telecommunication Services            10,115       40,336,876
      Nippon Telegraph & Telephone Corp., ADR .........   Diversified Telecommunication Services             6,815          136,164
      Nomura Holdings Inc. ............................              Capital Markets                     1,882,000       24,190,671


12 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                            INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      JAPAN (CONT.)
      Ono Pharmaceutical Co. Ltd. .....................              Pharmaceuticals                       977,000   $   43,398,556
      Seiko Epson Corp. ...............................          Computers & Peripherals                   764,200       32,626,970
      Sompo Japan Insurance Inc. ......................                 Insurance                        6,208,000       52,670,863
      Sony Corp. ......................................             Household Durables                   1,130,000       38,595,631
      Sony Corp., ADR .................................             Household Durables                       4,405          151,488
      Takeda Pharmaceutical Co. Ltd. ..................              Pharmaceuticals                       644,800       29,286,460
                                                                                                                     --------------
                                                                                                                        441,019,782
                                                                                                                     --------------
      MEXICO .9%
      Telefonos de Mexico SA de CV (Telmex), L,
        ADR ...........................................   Diversified Telecommunication Services         1,383,057       44,631,249
                                                                                                                     --------------
      NETHERLANDS 5.2%
      Akzo Nobel NV, ADR ..............................                 Chemicals                            5,290          187,795
      CNH Global NV ...................................                 Machinery                          415,440        8,134,315
      IHC Caland NV ...................................        Energy Equipment & Services                 603,625       31,290,455
      ING Groep NV ....................................       Diversified Financial Services             2,548,410       64,403,571
      ING Groep NV, ADR ...............................       Diversified Financial Services                12,965          327,755
      Koninklijke Philips Electronics NV ..............             Household Durables                   2,735,551       62,736,845
      Koninklijke Philips Electronics NV
        (N.Y. shares) .................................             Household Durables                      11,935          273,431
      Unilever NV .....................................               Food Products                      1,093,340       62,985,522
      Unilever NV (N.Y. shares), ADR ..................               Food Products                          2,540          146,812
      Wolters Kluwer NV ...............................                   Media                          1,499,375       25,267,746
                                                                                                                     --------------
                                                                                                                        255,754,247
                                                                                                                     --------------
      NEW ZEALAND .1%
      Carter Holt Harvey Ltd. .........................          Paper & Forest Products                 2,361,750        3,600,204
                                                                                                                     --------------
      NORWAY 1.6%
      Norsk Hydro ASA .................................                 Oil & Gas                          711,300       51,969,254
      Telenor ASA .....................................   Diversified Telecommunication Services         3,671,250       28,054,687
                                                                                                                     --------------
                                                                                                                         80,023,941
                                                                                                                     --------------
      PORTUGAL 1.0%
      Portugal Telecom SA, SGPS .......................   Diversified Telecommunication Services         4,496,290       49,601,508
                                                                                                                     --------------
      SINGAPORE 1.1%
      DBS Group Holdings Ltd. .........................              Commercial Banks                    5,624,185       53,425,333
      DBS Group Holdings Ltd., ADR ....................              Commercial Banks                        7,605          288,966
                                                                                                                     --------------
                                                                                                                         53,714,299
                                                                                                                     --------------
      SOUTH KOREA 5.4%
   (a)Kookmin Bank ....................................              Commercial Banks                      900,573       28,507,065
   (a)Kookmin Bank, ADR ...............................              Commercial Banks                      216,498        6,893,296
      Korea Electric Power Corp. ......................             Electric Utilities                   1,146,540       21,656,314
      Korea Electric Power Corp., ADR .................             Electric Utilities                      12,195          128,657
      KT Corp., ADR ...................................   Diversified Telecommunication Services           903,955       16,334,467
      LG Electronics Inc. .............................             Household Durables                     938,340       53,945,383


                                        Quarterly Statements of Investments | 13

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                            INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      SOUTH KOREA (CONT.)
      POSCO ...........................................              Metals & Mining                       224,020   $   33,364,681
      POSCO, ADR ......................................              Metals & Mining                         4,080          154,428
      Samsung Electronics Co. Ltd. ....................  Semiconductors & Semiconductor Equipment          270,520      107,597,186
                                                                                                                     --------------
                                                                                                                        268,581,477
                                                                                                                     --------------
      SPAIN 4.7%
      Endesa SA .......................................             Electric Utilities                   1,706,830       32,542,384
      Iberdrola SA, Br. ...............................             Electric Utilities                   3,310,874       68,766,365
      Repsol YPF SA ...................................                 Oil & Gas                        2,520,610       55,424,892
      Telefonica SA ...................................   Diversified Telecommunication Services         5,224,173       78,292,749
      Telefonica SA, ADR ..............................   Diversified Telecommunication Services             8,550          384,665
                                                                                                                     --------------
                                                                                                                        235,411,055
                                                                                                                     --------------
      SWEDEN 7.7%
      Atlas Copco AB, A ...............................                 Machinery                        1,540,640       59,281,442
      Autoliv Inc. ....................................              Auto Components                       830,940       33,569,976
      Autoliv Inc., SDR ...............................              Auto Components                         9,100          363,910
      Electrolux AB, B ................................             Household Durables                   2,311,080       42,240,221
      Foreningssparbanken AB, A .......................              Commercial Banks                    1,405,980       29,271,929
      Nordea Bank AB ..................................              Commercial Banks                       43,193          352,982
      Nordea Bank AB, FDR .............................              Commercial Banks                   10,183,328       83,399,309
      Securitas AB, B .................................       Commercial Services & Supplies             1,761,160       23,476,325
      Svenska Cellulosa AB, B .........................          Paper & Forest Products                 1,294,903       50,359,711
      Volvo AB, B .....................................                 Machinery                        1,625,555       57,410,900
                                                                                                                     --------------
                                                                                                                        379,726,705
                                                                                                                     --------------
      SWITZERLAND 3.1%
      Adecco SA .......................................       Commercial Services & Supplies             1,031,040       51,340,840
      Lonza Group AG ..................................                 Chemicals                          420,110       19,046,831
      Nestle SA .......................................               Food Products                        134,760       30,954,430
      Nestle SA, ADR ..................................               Food Products                          2,310          132,652
      Swiss Reinsurance Co. ...........................                 Insurance                          871,120       50,269,032
      Swiss Reinsurance Co., ADR ......................                 Insurance                            3,295          190,142
      UBS AG ..........................................              Capital Markets                         4,755          334,419
                                                                                                                     --------------
                                                                                                                        152,268,346
                                                                                                                     --------------
      TAIWAN .4%
      Chunghwa Telecom Co. Ltd., ADR ..................   Diversified Telecommunication Services         1,223,460       21,545,131
                                                                                                                     --------------
      UNITED KINGDOM 20.1%
      Abbey National PLC ..............................              Commercial Banks                    5,231,710       53,088,783
      Amvescap PLC ....................................              Capital Markets                     2,632,560       14,251,392
      BAE Systems PLC .................................            Aerospace & Defense                   5,617,238       22,876,712
      BHP Billiton PLC ................................              Metals & Mining                     8,151,271       85,890,698
      BP PLC ..........................................                 Oil & Gas                        4,940,110       47,220,455
      Brambles Industries PLC .........................       Commercial Services & Supplies             7,121,727       33,133,465
   (a)British Airways PLC .............................                  Airlines                        9,058,170       34,058,824
   (a)British Airways PLC, ADR ........................                  Airlines                            8,225          309,507


14 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                            INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      UNITED KINGDOM (CONT.)
      British Sky Broadcasting Group PLC ..............                   Media                          2,572,910   $   22,343,839
      Cadbury Schweppes PLC ...........................               Food Products                      5,278,910       40,654,093
      Compass Group PLC ...............................        Hotels Restaurants & Leisure              8,204,400       32,781,325
      GKN PLC .........................................              Auto Components                     3,732,700       14,525,375
      GlaxoSmithKline PLC .............................              Pharmaceuticals                     2,274,620       49,089,849
      Hanson PLC ......................................           Construction Materials                 4,059,615       30,087,025
      HSBC Holdings PLC ...............................              Commercial Banks                    3,254,421       51,755,528
      HSBC Holdings PLC, ADR ..........................              Commercial Banks                        3,790          302,442
      Kidde PLC .......................................            Electrical Equipment                 13,384,200       29,952,319
      National Grid Transco PLC .......................    Multi-Utilities & Unregulated Power           4,569,990       38,776,099
      Pearson PLC .....................................                   Media                          3,511,000       37,600,134
      Rentokil Initial PLC ............................       Commercial Services & Supplies             6,043,130       16,480,467
      Rolls-Royce Group PLC ...........................            Aerospace & Defense                  13,555,704       62,207,481
      Shell Transport & Trading Co. PLC ...............                 Oil & Gas                           34,750          255,339
      Shell Transport & Trading Co. PLC, ADR ..........                 Oil & Gas                        1,896,640       84,419,446
      Shire Pharmaceuticals Group PLC .................              Pharmaceuticals                     2,293,320       21,723,499
      Shire Pharmaceuticals Group PLC, ADR ............              Pharmaceuticals                         8,590          246,103
      Smiths Group PLC ................................          Industrial Conglomerates                2,637,720       35,465,304
      Standard Chartered PLC ..........................              Commercial Banks                    2,715,610       46,674,086
      Vodafone Group PLC ..............................    Wireless Telecommunication Services          21,421,260       51,334,789
      WPP Group PLC ...................................                   Media                          2,186,000       20,380,115
      Yell Group PLC ..................................                   Media                          2,599,590       16,604,854
                                                                                                                     --------------
                                                                                                                        994,489,347
                                                                                                                     --------------
      TOTAL COMMON STOCKS
        (COST $3,537,013,753)..........................                                                               4,751,554,501
                                                                                                                     --------------
      PREFERRED STOCKS .3%
      AUSTRALIA .3%
      News Corp. Ltd., pfd. ...........................                   Media                          2,179,838       17,254,989
                                                                                                                     --------------
      BRAZIL
      Cia Vale do Rio Doce, A, ADR, pfd. ..............              Metals & Mining                        11,115          213,964
                                                                                                                     --------------
      TOTAL PREFERRED STOCKS (COST $9,514,111).........                                                                  17,468,953
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 15

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS 3.9%
      MONEY FUND
   (b)Franklin Institutional Fiduciary Trust Money
        Market Portfolio ..............................                                            $   128,707,787   $  128,707,787
   (c)U.S. Treasury Bills, 12/02/04-12/23/04...........                                                 63,000,000       62,792,853
                                                                                                                     --------------
      TOTAL SHORT TERM INVESTMENTS
        (COST $191,494,752)............................                                                                 191,500,640
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $3,738,022,616)
        100.2%.........................................                                                               4,960,524,094
      OTHER ASSETS, LESS LIABILITIES (0.2)%............                                                                 (11,083,064)
                                                                                                                     --------------
      NET ASSETS 100.0%................................                                                              $4,949,441,030
                                                                                                                     ==============

CURRENCY ABBREVIATIONS: | EUR - Euro | FIM - Finnish Markka | SEK - Swedish Krona

(a) Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c) Security is traded on a discount basis with a zero coupon.


   | Quarterly Statements of Investments
16 | See Notes to Statements of Investments.

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN SMALLER COMPANIES SERIES                                 INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 90.8%
       AUSTRALIA 6.4%
       APN News & Media Ltd. ..........................                   Media                            121,050   $      399,837
       APN News & Media Ltd., 144A ....................                   Media                             19,600           64,740
       Billabong Internatational Ltd. .................      Textiles Apparel & Luxury Goods                91,610          635,847
       Iluka Resources Ltd. ...........................              Metals & Mining                       465,410        1,645,635
       John Fairfax Holdings Ltd. .....................                   Media                            222,990          601,895
       Mayne Group Ltd. ...............................      Health Care Providers & Services              205,910          591,747
       Promina Group Ltd. .............................                 Insurance                          282,060          929,611
(a),(b)Sons of Gwalia Ltd. ............................              Metals & Mining                       214,330               --
                                                                                                                     --------------
                                                                                                                          4,869,312
                                                                                                                     --------------
       BELGIUM 1.5%
       Barco NV .......................................     Electronic Equipment & Instruments              13,130        1,130,024
                                                                                                                     --------------
       BERMUDA .4%
       Axis Capital Holdings Ltd. .....................                 Insurance                           11,300          293,800
                                                                                                                     --------------
       CANADA 11.1%
       CAE Inc. .......................................            Aerospace & Defense                     206,390          899,944
    (a)GSI Lumonics Inc. ..............................     Electronic Equipment & Instruments              48,780          510,482
       Laurentian Bank of Canada ......................              Commercial Banks                       40,390          835,754
       Legacy Hotels ..................................                Real Estate                         157,500          832,858
       Linamar Corp. ..................................              Auto Components                        91,400          985,484
       North West Company Fund ........................       Diversified Financial Services                46,480          921,235
    (a)Precision Drilling Corp. .......................        Energy Equipment & Services                  19,040        1,096,345
       Quebecor World Inc. ............................       Commercial Services & Supplies                43,280          967,611
       Sobeys Inc. ....................................          Food & Staples Retailing                   15,700          393,947
       Torstar Corp., B ...............................                   Media                             30,030          604,719
       Transcontinental Inc., B .......................       Commercial Services & Supplies                22,000          414,675
                                                                                                                     --------------
                                                                                                                          8,463,054
                                                                                                                     --------------
       CHINA 2.5%
       China Pharmaceutical Enterprise & Investment
         Corp. Ltd. ...................................              Pharmaceuticals                     1,580,000          397,168
       China Resources Power Co. Ltd. .................             Electric Utilities                   1,748,000        1,003,219
       Weiqiao Textile Co. ............................      Textiles Apparel & Luxury Goods               214,500          348,000
       Weiqiao Textile Co., 144A ......................      Textiles Apparel & Luxury Goods                82,000          133,035
                                                                                                                     --------------
                                                                                                                          1,881,422
                                                                                                                     --------------
       DENMARK 2.4%
       ISS A/S ........................................       Commercial Services & Supplies                12,080          640,975
    (a)Vestas Wind Systems AS .........................            Electrical Equipment                     68,440          992,224
    (a)Vestas Wind Systems AS, 144A ...................            Electrical Equipment                     14,740          213,696
                                                                                                                     --------------
                                                                                                                          1,846,895
                                                                                                                     --------------
       FINLAND 4.4%
       Amer Group Ltd., A .............................        Leisure Equipment & Products                 31,240        1,476,814
       KCI Konecranes International PLC ...............                 Machinery                            8,920          348,180
       Metso OYJ ......................................                 Machinery                           67,060          860,300
       Orion OYJ ......................................              Pharmaceuticals                        50,020          684,933
                                                                                                                     --------------
                                                                                                                          3,370,227
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 17

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN SMALLER COMPANIES SERIES                                 INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      GERMANY 1.1%
      Celesio AG ......................................      Health Care Providers & Services                4,710   $      321,010
   (a)Jenoptik AG .....................................  Semiconductors & Semiconductor Equipment           56,980          527,953
                                                                                                                     --------------
                                                                                                                            848,963
                                                                                                                     --------------
      HONG KONG 12.3%
      Asia Satellite Telecommunications
        Holdings Ltd. .................................   Diversified Telecommunication Services           181,000          343,559
      ASM Pacific Technology Ltd. .....................  Semiconductors & Semiconductor Equipment          215,000          704,516
      Dah Sing Financial Holdings Ltd. ................              Commercial Banks                      118,000          843,700
      Fountain Set Holdings Ltd. ......................      Textiles Apparel & Luxury Goods               976,000          732,263
      Giordano International Ltd. .....................              Specialty Retail                    1,748,000          963,987
      Hang Lung Group Ltd. ............................                Real Estate                         305,000          477,223
      Hopewell Holdings Ltd. ..........................       Transportation Infrastructure                329,000          685,663
      Lerado Group Holdings Co. Ltd. ..................             Household Durables                   1,607,186          276,205
      Li & Fung Ltd. ..................................                Distributors                        242,000          347,612
      Moulin International Holdings Ltd. ..............             Personal Products                      922,000          523,246
      Ngai Lik Industrial Holding Ltd. ................             Household Durables                   1,582,000          568,101
      Techtronic Industries Co. Ltd. ..................             Household Durables                     584,000        1,149,695
      Texwinca Holdings Ltd. ..........................      Textiles Apparel & Luxury Goods               611,000          517,186
      Wing Hang Bank Ltd. .............................              Commercial Banks                       91,000          595,214
      Wing Lung Bank Ltd. .............................              Commercial Banks                       80,500          588,480
                                                                                                                     --------------
                                                                                                                          9,316,650
                                                                                                                     --------------
      INDIA 1.6%
      Satyam Computers Services Ltd. ..................                IT Services                          60,183          494,461
      Tata Engineering & Locomotive Co. Ltd., GDR .....                Automobiles                          83,060          739,234
                                                                                                                     --------------
                                                                                                                          1,233,695
                                                                                                                     --------------
      INDONESIA .6%
      PT Indosat (Persero) TBK ........................   Diversified Telecommunication Services         1,043,900          482,151
                                                                                                                     --------------
      ISRAEL 1.3%
   (a)Orbotech Ltd. ...................................     Electronic Equipment & Instruments              57,880        1,012,321
                                                                                                                     --------------
      ITALY .6%
      Banca Popolare di Verona e SCRL .................              Commercial Banks                       24,260          426,032
                                                                                                                     --------------
      JAPAN 6.3%
      Japan Airport Terminal Co. Ltd. .................       Transportation Infrastructure                114,000        1,014,852
      Kikkoman Corp. ..................................               Food Products                         56,000          493,946
      Meitec Corp. ....................................       Commercial Services & Supplies                25,200          906,500
      Ono Pharmaceutical Co. Ltd. .....................              Pharmaceuticals                         5,000          222,101
      Sangetsu Co. Ltd. ...............................             Household Durables                      25,300          607,880
      Sohgo Security Services Co. Ltd. ................       Commercial Services & Supplies                49,700          651,470
      Tokyo Individualized Educational Institute Inc. .       Commercial Services & Supplies                48,340          887,013
                                                                                                                     --------------
                                                                                                                          4,783,762
                                                                                                                     --------------
      LUXEMBOURG .4%
   (a)Thiel Logistik AG ...............................                IT Services                          60,220          294,341
                                                                                                                     --------------


18 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN SMALLER COMPANIES SERIES                                 INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      MEXICO 1.5%
      Grupo Aeroportuario del Sureste SA de CV,
        ADR ...........................................       Transportation Infrastructure                 31,810   $      703,001
      Grupo Continental SA ............................                 Beverages                          311,440          465,122
                                                                                                                     --------------
                                                                                                                          1,168,123
                                                                                                                     --------------
      NETHERLANDS 6.6%
      Aalberts Industries NV ..........................          Industrial Conglomerates                   29,747        1,082,146
      Arcadis NV ......................................         Construction & Engineering                  17,400          258,387
      Draka Holding NV ................................            Electrical Equipment                     42,630          540,265
      Draka Holding NV, 144A ..........................            Electrical Equipment                     15,715          199,162
      IHC Caland NV ...................................        Energy Equipment & Services                   6,480          335,907
      Imtech NV .......................................         Construction & Engineering                  29,970          793,932
      OPG Groep NV ....................................      Health Care Providers & Services               11,280          611,663
      Vedior NV .......................................       Commercial Services & Supplies                77,790        1,204,509
                                                                                                                     --------------
                                                                                                                          5,025,971
                                                                                                                     --------------
      NORWAY 1.5%
      Prosafe ASA .....................................        Energy Equipment & Services                  44,510        1,134,884
                                                                                                                     --------------
      SINGAPORE 2.1%
      Huan Hsin Holdings Ltd. .........................          Communications Equipment                  381,000          204,711
      OSIM International Ltd. .........................             Personal Products                      965,800          561,928
      Want Want Holdings Ltd. .........................               Food Products                        806,000          838,240
                                                                                                                     --------------
                                                                                                                          1,604,879
                                                                                                                     --------------
      SOUTH KOREA 4.9%
      Bank of Pusan ...................................              Commercial Banks                      159,720          964,007
      Dae Duck Electronics Co. Ltd. ...................     Electronic Equipment & Instruments              81,230          632,063
      Daegu Bank Co. Ltd. .............................              Commercial Banks                      127,000          723,509
      Halla Climate Control Co. Ltd. ..................              Auto Components                        81,760          738,432
   (a)Hansol Paper Co. Ltd. ...........................          Paper & Forest Products                    88,080          702,192
                                                                                                                     --------------
                                                                                                                          3,760,203
                                                                                                                     --------------
      SPAIN 2.8%
      Actividades de Construcciones y Servicios SA ....         Construction & Engineering                  12,160          221,861
      Sol Melia SA ....................................        Hotels Restaurants & Leisure                135,760        1,109,313
      Transportes Azkar SA ............................          Air Freight & Logistics                   102,390          788,252
                                                                                                                     --------------
                                                                                                                          2,119,426
                                                                                                                     --------------
      SWEDEN 2.2%
      D. Carnegie & Co. AB ............................              Capital Markets                        74,290          735,059
      Observer AB .....................................                   Media                            255,070          925,386
                                                                                                                     --------------
                                                                                                                          1,660,445
                                                                                                                     --------------
      SWITZERLAND 4.1%
      Gurit Heberlein AG, Br. .........................                 Chemicals                            1,150          824,793
      Kuoni Reisen Holding AG, B ......................        Hotels Restaurants & Leisure                    340          126,159
      Lindt & Spruengli Chocolate Works Ltd. ..........               Food Products                            700          806,762
      SIG Holding AG ..................................                 Machinery                            3,440          618,874
      Vontobel Holding AG .............................              Capital Markets                        34,920          724,988
                                                                                                                     --------------
                                                                                                                          3,101,576
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 19

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN SMALLER COMPANIES SERIES                                 INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      TAIWAN 1.1%
      Giant Manufacturing Co. .........................        Leisure Equipment & Products                248,000   $      347,506
      Taiwan Fu Hsing .................................             Household Durables                     525,000          471,372
                                                                                                                     --------------
                                                                                                                            818,878
                                                                                                                     --------------
      THAILAND 1.5%
      PTT Public Co. Ltd., fgn. .......................                 Oil & Gas                          271,000        1,126,574
                                                                                                                     --------------
      UNITED KINGDOM 9.6%
      Avis Europe PLC .................................                Road & Rail                         479,570          599,615
      Bodycote International PLC ......................                 Machinery                          318,890          785,870
      Bodycote International PLC, 144A ................                 Machinery                           35,200           86,747
      Brambles Industries PLC .........................       Commercial Services & Supplies                53,820          250,395
      Burberry Group PLC ..............................      Textiles Apparel & Luxury Goods                80,410          542,760
      Geest PLC .......................................               Food Products                        107,710        1,030,531
      Homeserve .......................................       Commercial Services & Supplies                59,846          683,198
      John Wood Group .................................        Energy Equipment & Services                 355,150          889,709
      Kidde PLC .......................................            Electrical Equipment                    470,970        1,053,977
      Novar PLC .......................................             Building Products                      550,202        1,173,962
      South Staffordshire Group PLC ...................              Water Utilities                        14,974          227,923
                                                                                                                     --------------
                                                                                                                          7,324,687
                                                                                                                     --------------
      TOTAL COMMON STOCKS (COST $59,102,077)...........                                                                  69,098,295
                                                                                                                     --------------
      PREFERRED STOCKS 1.9%
      Aracruz Celulose SA, ADR, pfd. ..................          Paper & Forest Products                    11,480          380,218
      Hugo Boss AG, pfd. ..............................      Textiles Apparel & Luxury Goods                40,110        1,070,531
                                                                                                                     --------------
      TOTAL PREFERRED STOCKS (COST $1,049,277).........                                                                   1,450,749
                                                                                                                     --------------
                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
      SHORT TERM INVESTMENTS (COST $4,564,633) 6.0%
   (c)U.S. Treasury Bills, 10/07/04-12/30/04...........                                            $     4,575,000        4,564,621
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $64,715,987) 98.7%.......                                                                  75,113,665
      OTHER ASSETS, LESS LIABILITIES 1.3%..............                                                                     991,253
                                                                                                                     --------------
      NET ASSETS 100.0%................................                                                              $   76,104,918
                                                                                                                     ==============

(a) Non-income producing.

(b) See note 2 regarding restricted securities.

(c) Security is traded on a discount basis with a zero coupon.


   | Quarterly Statements of Investments
20 | See Notes to Statements of Investments.

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      NON-U.S. CORE EQUITY SERIES                                        INDUSTRY                  SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 93.5%
      AUSTRALIA 2.8%
      AMP Ltd. ........................................                 Insurance                            1,370   $        6,210
      News Corp. Ltd., ADR ............................                   Media                                600           19,722
      Qantas Airways Ltd. .............................                  Airlines                            4,970           12,475
      St. George Bank Ltd. ............................              Commercial Banks                        1,200           19,076
      Woodside Petroleum Ltd. .........................                 Oil & Gas                            1,000           14,187
                                                                                                                     --------------
                                                                                                                             71,670
                                                                                                                     --------------
      AUSTRIA .8%
      Erste Bank der Oester Sparkassen AG .............              Commercial Banks                          500           20,832
                                                                                                                     --------------
      BERMUDA 1.0%
      ACE Ltd. ........................................                 Insurance                              640           25,638
                                                                                                                     --------------
      CANADA 2.2%
      Alcan Inc. ......................................              Metals & Mining                           420           20,145
      BCE Inc. ........................................   Diversified Telecommunication Services             1,060           22,900
      Encana Corp. ....................................                 Oil & Gas                              300           13,878
                                                                                                                     --------------
                                                                                                                             56,923
                                                                                                                     --------------
      CHINA 1.0%
      China Mobile (Hong Kong) Ltd. ...................    Wireless Telecommunication Services               4,450           13,526
      Huaneng Power International Inc., H .............             Electric Utilities                      16,000           12,928
                                                                                                                     --------------
                                                                                                                             26,454
                                                                                                                     --------------
      DENMARK .5%
      TDC AS ..........................................   Diversified Telecommunication Services               140            4,960
   (a)Vestas Wind Systems AS ..........................            Electrical Equipment                        370            5,364
   (a)Vestas Wind Systems AS, 144A ....................            Electrical Equipment                        123            1,784
                                                                                                                     --------------
                                                                                                                             12,108
                                                                                                                     --------------
      FINLAND 1.0%
      Stora Enso OYJ, R (EUR/FIM Traded) ..............          Paper & Forest Products                     1,820           24,684
                                                                                                                     --------------
      FRANCE 5.6%
      Accor SA ........................................        Hotels Restaurants & Leisure                    140            5,464
      AXA SA ..........................................                 Insurance                            1,030           20,868
      Dassault Systemes SA ............................                  Software                              300           14,036
      Michelin SA, B ..................................              Auto Components                           530           26,973
      Sanofi-Aventis ..................................              Pharmaceuticals                           680           49,390
      Suez SA .........................................    Multi-Utilities & Unregulated Power               1,190           25,545
                                                                                                                     --------------
                                                                                                                            142,276
                                                                                                                     --------------
      GERMANY 8.6%
      BASF AG .........................................                 Chemicals                              350           20,590
      Bayer AG, Br. ...................................                 Chemicals                              510           13,954
      Celesio AG ......................................      Health Care Providers & Services                  460           31,351
      Deutsche Post AG ................................          Air Freight & Logistics                     1,520           29,510
      E.ON AG .........................................             Electric Utilities                         300           22,107
      Puma AG .........................................      Textiles Apparel & Luxury Goods                   120           32,088
      SAP AG ..........................................                  Software                              150           23,413
      Siemens AG ......................................          Industrial Conglomerates                      400           29,351
      Volkswagen AG ...................................                Automobiles                             460           17,695
                                                                                                                     --------------
                                                                                                                            220,059
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 21

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      NON-U.S. CORE EQUITY SERIES                                        INDUSTRY                  SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      HONG KONG 5.8%
      Esprit Holdings .................................              Specialty Retail                        7,000   $       35,551
      Hang Seng Bank ..................................              Commercial Banks                          900           12,004
      Sun Hung Kai Properties Ltd. ....................                 Real Estate                          4,000           37,706
      Swire Pacific Ltd., A ...........................                 Real Estate                          2,000           13,915
      Television Broadcasts Ltd. ......................                    Media                             5,000           22,380
      Wharf Holdings Ltd. .............................                 Real Estate                          8,000           26,933
                                                                                                                     --------------
                                                                                                                            148,489
                                                                                                                     --------------
      IRISH REPUBLIC 1.2%
      Anglo Irish Bank Corp. PLC ......................              Commercial Banks                        1,600           29,610
                                                                                                                     --------------
      ISRAEL 1.1%
   (a)Check Point Software Technologies Ltd. ..........                  Software                            1,160           19,685
      Teva Pharmaceutical Industries Ltd., ADR ........               Pharmaceuticals                          340            8,823
                                                                                                                     --------------
                                                                                                                             28,508
                                                                                                                     --------------
      ITALY 4.5%
      Arnoldo Mondadori Editore SpA ...................                    Media                             1,700           16,111
      Eni SpA .........................................                  Oil & Gas                           1,300           29,167
      Luxottica Group SpA, ADR ........................       Textiles Apparel & Luxury Goods                  700           12,495
      Mediaset SpA ....................................                    Media                             1,400           15,915
      Riunione Adriatica di Sicurta SpA ...............                  Insurance                           1,294           24,897
      Saipem SpA ......................................         Energy Equipment & Services                  1,500           16,883
                                                                                                                     --------------
                                                                                                                            115,468
                                                                                                                     --------------
      JAPAN 11.1%
      Acom Co. Ltd. ...................................              Consumer Finance                          200           12,390
      Asahi Glass Co. Ltd. ............................              Building Products                       2,000           18,222
      Canon Inc., ADR .................................             Office Electronics                         350           16,506
      East Japan Railway Co. ..........................                 Road & Rail                              5           25,889
      Fanuc Ltd. ......................................                  Machinery                             400           21,075
      Fujitsu Ltd. ....................................           Computers & Peripherals                    2,000           11,573
      KAO Corp. .......................................             Household Products                         600           13,272
      KDDI Corp. ......................................     Wireless Telecommunication Services                  2            9,720
      Mitsui Fudosan Co. Ltd. .........................                 Real Estate                          1,000           10,410
      Nintendo Co. Ltd. ...............................                  Software                              100           12,245
      Nippon Telegraph & Telephone Corp. ..............   Diversified Telecommunication Services                 6           23,927
      Seiko Epson Corp. ...............................           Computers & Peripherals                      400           17,078
      SMC Corp. .......................................                  Machinery                             200           19,167
      Sompo Japan Insurance Inc. ......................                  Insurance                           4,000           33,937
      Sony Corp. ......................................             Household Durables                         900           30,740
      Takeda Pharmaceutical Co. Ltd. ..................               Pharmaceuticals                          200            9,084
                                                                                                                     --------------
                                                                                                                            285,235
                                                                                                                     --------------
      MEXICO 2.5%
      America Movil SA de CV, L, ADR ..................     Wireless Telecommunication Services                600           23,418
      Grupo Financiero Banorte SA de CV, O ............              Commercial Banks                        4,000           18,853
      Telefonos de Mexico SA de CV (Telmex), L, ADR ...   Diversified Telecommunication Services               650           20,975
                                                                                                                     --------------
                                                                                                                             63,246
                                                                                                                     --------------


22 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      NON-U.S. CORE EQUITY SERIES                                        INDUSTRY                  SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      NETHERLANDS 4.4%
      Akzo Nobel NV ...................................                 Chemicals                              630   $       22,276
   (a)ASM International NV ............................  Semiconductors & Semiconductor Equipment              700            9,368
      IHC Caland NV ...................................        Energy Equipment & Services                     410           21,253
      ING Groep NV ....................................       Diversified Financial Services                 1,290           32,601
      Koninklijke Philips Electronics NV ..............             Household Durables                       1,130           25,915
                                                                                                                     --------------
                                                                                                                            111,413
                                                                                                                     --------------
      NORWAY .9%
      Norske Skogindustrier ASA, A ....................          Paper & Forest Products                     1,340           24,126
                                                                                                                     --------------
      PORTUGAL 1.0%
      Portugal Telecom SA, SGPS .......................   Diversified Telecommunication Services             2,310           25,483
                                                                                                                     --------------
      RUSSIA .7%
   (b)Lukoil Holdings, ADR ............................                 Oil & Gas                              140           17,430
                                                                                                                     --------------
      SINGAPORE .4%
      DBS Group Holdings Ltd. .........................              Commercial Banks                        1,000            9,499
                                                                                                                     --------------
      SOUTH KOREA 4.0%
   (a)Kookmin Bank, ADR ...............................              Commercial Banks                          740           23,562
      KT Corp., ADR ...................................   Diversified Telecommunication Services             1,100           19,877
      POSCO, ADR ......................................              Metals & Mining                           300           11,355
      Samsung Electronics Co. Ltd., GDR, 144A .........  Semiconductors & Semiconductor Equipment              110           21,807
      Samsung Electronics Co. Ltd., GDR, 144A (1/2 VTG)  Semiconductors & Semiconductor Equipment              130           25,773
                                                                                                                     --------------
                                                                                                                            102,374
                                                                                                                     --------------
      SPAIN 2.8%
      Banco Santander Central Hispano SA ..............              Commercial Banks                        2,300           22,484
      Telefonica Moviles SA ...........................    Wireless Telecommunication Services               2,000           20,844
      Telefonica SA ...................................   Diversified Telecommunication Services             1,970           29,524
                                                                                                                     --------------
                                                                                                                             72,852
                                                                                                                     --------------
      SWEDEN 4.0%
      Atlas Copco AB, A ...............................                 Machinery                              910           35,015
      Nordea Bank AB, FDR .............................              Commercial Banks                        3,940           32,268
      Securitas AB, B .................................       Commercial Services & Supplies                   480            6,398
      Volvo AB, B .....................................                 Machinery                              840           29,667
                                                                                                                     --------------
                                                                                                                            103,348
                                                                                                                     --------------
      SWITZERLAND 4.4%
      Adecco SA .......................................       Commercial Services & Supplies                   200            9,959
   (a)Credit Suisse Group .............................              Capital Markets                           300            9,602
      Lonza Group AG ..................................                 Chemicals                              110            4,987
      Roche Holding AG ................................              Pharmaceuticals                           300           31,082
      Swiss Reinsurance Co. ...........................                 Insurance                              340           19,620
      Synthes Inc. ....................................      Health Care Equipment & Supplies                  180           19,661
      UBS AG ..........................................              Capital Markets                           250           17,649
                                                                                                                     --------------
                                                                                                                            112,560
                                                                                                                     --------------
      TAIWAN .9%
      Chunghwa Telecom Co. Ltd., ADR ..................   Diversified Telecommunication Services               700           12,327
      Taiwan Semiconductor Manufacturing Co. Ltd., ADR.  Semiconductors & Semiconductor Equipment            1,553           11,088
                                                                                                                     --------------
                                                                                                                             23,415
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 23

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      NON-U.S. CORE EQUITY SERIES                                        INDUSTRY                  SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      UNITED KINGDOM 20.3%
      Abbey National PLC ..............................              Commercial Banks                          650   $        6,596
      BAE Systems PLC .................................            Aerospace & Defense                       6,900           28,101
      BHP Billiton PLC ................................              Metals & Mining                         2,280           24,025
      BP PLC ..........................................                 Oil & Gas                            1,560           14,911
      Cadbury Schweppes PLC ...........................               Food Products                          3,700           28,494
      Compass Group PLC ...............................        Hotels Restaurants & Leisure                  6,300           25,172
      Diageo PLC ......................................                 Beverages                            1,800           22,506
      Exel PLC ........................................          Air Freight & Logistics                       900           11,155
      HBOS PLC ........................................              Commercial Banks                        1,500           20,399
      HSBC Holdings PLC ...............................              Commercial Banks                        1,200           19,084
      Man Group PLC ...................................              Capital Markets                           800           17,236
      National Grid Transco PLC .......................    Multi-Utilities & Unregulated Power               2,350           19,940
      Next PLC ........................................              Multiline Retail                          500           14,795
      Pearson PLC .....................................                   Media                                600            6,425
      Reckitt Benckiser PLC ...........................             Household Products                         700           17,175
      Rentokil Initial PLC ............................       Commercial Services & Supplies                 1,570            4,282
      Royal Bank of Scotland Group PLC ................              Commercial Banks                          800           23,136
      Shell Transport & Trading Co. PLC ...............                 Oil & Gas                            3,310           24,321
      Shire Pharmaceuticals Group PLC .................              Pharmaceuticals                         2,870           27,186
      Smith & Nephew PLC ..............................      Health Care Equipment & Supplies                4,000           36,821
      Smiths Group PLC ................................          Industrial Conglomerates                    1,290           17,345
      Standard Chartered PLC ..........................              Commercial Banks                        1,630           28,015
      Tesco PLC .......................................          Food & Staples Retailing                    5,500           28,429
      The Sage Group PLC ..............................                  Software                            6,700           19,698
      Vodafone Group PLC ..............................    Wireless Telecommunication Services               3,990            9,562
      WPP Group PLC ...................................                   Media                              2,200           20,511
      Yell Group PLC ..................................                   Media                                670            4,280
                                                                                                                     --------------
                                                                                                                            519,600
                                                                                                                     --------------
      TOTAL COMMON STOCKS (COST $1,842,544) 93.5%......                                                                   2,393,300
                                                                                                                     --------------
                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
      SHORT TERM INVESTMENTS (COST $133,626) 5.2%
   (c)U.S. Treasury Bills, 10/28/04-12/09/04...........                                            $       134,000          133,629
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $1,976,170) 98.7%........                                                                   2,526,929
      OTHER ASSETS, LESS LIABILITIES 1.3%..............                                                                      32,601
                                                                                                                     --------------
      NET ASSETS 100.0%................................                                                              $    2,559,530
                                                                                                                     ==============

CURRENCY ABBREVIATIONS: | EUR - Euro | FIM - Finnish Markka

(a) Non-income producing.

(b) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(c) Security is traded on a discount basis with a zero coupon.


   | Quarterly Statements of Investments
24 | See Notes to Statements of Investments.

TEMPLETON INSTITUTIONAL FUNDS, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Templeton Institutional Funds, Inc. is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five series (the Funds).

1. INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                                ----------------------------------------------------
                                                                  EMERGING
                                                                   FIXED            EMERGING            FOREIGN
                                                                   INCOME            MARKET              EQUITY
                                                                   SERIES            SERIES              SERIES
                                                                ----------------------------------------------------
 Cost of investments ..................................         $  3,341,310    $  1,499,472,563    $  3,775,275,566
                                                                ----------------------------------------------------
 Unrealized appreciation ..............................         $    255,572    $    397,395,902    $  1,407,637,491
 Unrealized depreciation ..............................              (21,937)        (25,710,953)       (222,388,963)
                                                                ----------------------------------------------------
 Net unrealized appreciation (depreciation) ...........         $    233,635    $    371,684,949    $  1,185,248,528
                                                                ====================================================

                                                                -----------------------------
                                                                  FOREIGN         FRANKLIN
                                                                  SMALLER         TEMPLETON
                                                                 COMPANIES       NON-US CORE
                                                                   SERIES       EQUITY SERIES
                                                                -----------------------------
 Cost of investments ..................................         $ 64,717,322    $   1,984,173
                                                                -----------------------------
 Unrealized appreciation ..............................         $ 11,121,156    $     587,837
 Unrealized depreciation ..............................             (724,813)         (45,080)
                                                                -----------------------------
 Net unrealized appreciation (depreciation)                     $ 10,396,343    $     542,757
                                                                =============================

2. RESTRICTED SECURITIES

At September 30, 2004, Foreign Smaller Companies Series held investments in restricted and illiquid securities, as follows:

---------------------------------------------------------------------------------------------------------
                                                                ACQUISITION
SHARES             ISSUER                                           DATE             COST          VALUE
---------------------------------------------------------------------------------------------------------
  214,330          Sons of Gwalia Ltd. ................           11/18/02      $     271,121    $     --
                                                                                                 --------
TOTAL RESTRICTED SECURITIES (0.0% OF NET ASSETS).......                                          $     --
                                                                                                 ========

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 25

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  November 29, 2004